Property and Equipment, Net (Details)	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 209,856	$ 27,016	$ 163,722